Equipment Note Payable - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Payment of note payable equipment		$ 580
Accrued interest on notes payable, rate		5.99%
Notes payable maturity		2024-12
Equipment Notes Payable One [Member]
Notes payable outstanding amount	$ 26,500
Debt instrument, face amount		$ 30,000
Equipment Notes Payable Two [Member]
Payment of note payable equipment	$ 100
Accrued interest on notes payable, rate	6.10%
Notes payable maturity	2023-04
Notes payable outstanding amount	$ 26,500
Debt instrument, face amount	$ 2,100
Notes frequency of periodic payment	quarterly
Date of first required payment	Jul. 01, 2020
Equipment Notes Payable Three [Member]
Payment of note payable equipment	$ 80
Accrued interest on notes payable, rate	4.69%
Notes payable maturity	2023-10
Notes payable outstanding amount	$ 26,500
Debt instrument, face amount	$ 900
Notes frequency of periodic payment	quarterly
Date of first required payment	Jan. 01, 2021